Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
18. Leases
Adoption of ASC 842
We lease real estate for our offices, customer care centers, and warehouse space as well as certain equipment under operating leases with varying expiration dates through 2028. We also lease certain computer devices and network equipment within our Virtual Care Infrastructure segment under finance leases with varying expiration dates through 2025. In addition to purchasing Martti
™
units for use as inventory, we also lease units through an arrangement with third-party lessors to be used as equipment. Leased units are used as part of our promotional program whereby we loan out Martti
™
units for trial purposes to various customers. Leases are categorized at their commencement date, which is the date we take possession or control of the underlying asset. Generally, the term of real estate leases ranges from 1 to 7 years at inception of the contract and the term for equipment leases ranges from 1 to 3 years at the inception of the contract. Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term from 1 to 6 years.
We elected the package of transitional practical expedients, under which we (1) did not reassess whether any expired or existing contracts are or contain leases, (2) we did not reassess the lease classification for any expired or existing leases and (3) we did not reassess initial direct costs for any existing leases. Additionally, we elected the short-term lease recognition exemption for all leases that qualify, meaning it does not recognize right-of-use
assets or lease liabilities for those leases. We also elected the practical expedient to not separate lease and non-lease
components for all asset classes.

The components of lease expense consisted of the following as of December 31, 2022:

	December 31, 2022
In thousands	Third Party	Related Party	Total
Finance lease costs:
Amortization of right-of-use assets	$3,083	$—	$3,083
Interest on lease liabilities	312	—	312
Operating lease costs	3,209	392	3,601
Short-term lease costs	108	356	464
Variable lease costs	354	—	354
Sublease income	(643)	—	(643)

Total lease costs	$6,423	$748	$7,171

Lease-related assets and liabilities recorded on the consolidated balance sheet are as follows:

	December 31, 2022
In thousands	Third Party	Related Party	Total
Assets
Finance lease right-of-use assets (included in property, plant and equipment, net)	$5,916	$—	$5,916
Operating lease right-of-use assets	5,819	1,394	7,213

Total leased assets	$11,735	$1,394	$13,129

Liabilities
Lease liabilities, current:
Finance lease liabilities	$3,023	$—	$3,023
Operating lease liabilities	2,130	322	2,452

Lease liabilities, current	5,153	322	5,475

Lease liabilities, noncurrent:
Finance lease liabilities	2,976	—	2,976
Operating lease liabilities	4,672	1,093	5,765

Lease liabilities, noncurrent	7,648	1,093	8,741

Total leased liabilities	$12,801	$1,415	$14,216

Accumulated amortization related to the finance lease assets was $3.1 million as of December 31, 2022.
The following table summarizes our lease term and discount rate assumptions as of December 31, 2022:

	December 31, 2022
	Third Party	Related Party	Total
Weighted-average remaining lease term (years):
Finance leases	2.09	N/A	1.76
Operating leases	3.64	3.92	3.68
Weighted-average discount rate:
Finance leases	5.9%	N/A	5.6%
Operating leases	6.7%	5.3%	6.5%

Undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year, as of December 31, 2022, have been reconciled to the total operating and finance lease liabilities recognized on the consolidated balance sheets as of December 31, 2022 as follows:

	December 31, 2022
	Finance Leases			Operating Leases
In thousands	Third Party	Related Party	Total	Third Party	Related Party	Total
2023	$3,269	$—	$3,269	$2,990	$386	$3,376
2024	2,373	—	2,373	2,385	421	2,806
2025	713	—	713	1,951	427	2,378
2026	—	—	—	1,029	323	1,352
2027	—	—	—	457	—	457
Thereafter	—	—	—	382	—	382

Total lease payments	6,355	—	6,355	9,194	1,557	10,751
Less: Interest	356	—	356	1,094	142	1,236

Present value of lease liabilities	5,999	—	5,999	8,100	1,415	9,515

Lease liabilities included in Liabilities Held for Sale (see Note 4)	—	—	—	(1,298)	—	(1,298)

Total lease liabilities	$5,999	$—	$5,999	$6,802	$1,415	$8,217

Prior to the adoption of
ASC
2016-02,
Leases
, the following was disclosed in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2021. Our contractual operating lease commitments and buyout obligations were as follows:
Capital lease transactions
As of December 31, 2021, capital lease asset and liabilities are as follows:

In thousands	December 31, 2021
Assets
Leased property under capital leases, less accumulated amortization	$5,013

Liabilities
Current: obligations under capital leases	$2,404
Noncurrent: obligations under capital leases	2,644

$5,049

As of December 31, 2021, future minimum lease payments
under non-cancelable capital
leases are as follows:

In thousands	December 31, 2021
2022	$2,623
2023	1,749
2024	962

Less: Interest	(286)

$5,049

Total rent expense under related party and third-party agreements was approximately $4.3 million for the year ended December 31, 2021.
Total sublease income under third-party agreements was approximately $0.3 million for the year ended December 31, 2021.
During the year ended December 31, 2021, we recorded a lease abandonment accrual totaling $0.9 million related to five offices where we vacated the spaces during the period.

Leases
18. Leases
Adoption of ASC 842
We lease real estate for our offices, customer care centers, and warehouse space as well as certain equipment under operating leases with varying expiration dates through 2028. We also lease certain computer devices and network equipment within our Virtual Care Infrastructure segment under finance leases with varying expiration dates through 2025. In addition to purchasing Martti
™
units for use as inventory, we also lease units through an arrangement with third-party lessors to be used as equipment. Leased units are used as part of our promotional program whereby we loan out Martti
™
units for trial purposes to various customers. Leases are categorized at their commencement date, which is the date we take possession or control of the underlying asset. Generally, the term of real estate leases ranges from 1 to 7 years at inception of the contract and the term for equipment leases ranges from 1 to 3 years at the inception of the contract. Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term from 1 to 6 years.
We elected the package of transitional practical expedients, under which we (1) did not reassess whether any expired or existing contracts are or contain leases, (2) we did not reassess the lease classification for any expired or existing leases and (3) we did not reassess initial direct costs for any existing leases. Additionally, we elected the short-term lease recognition exemption for all leases that qualify, meaning it does not recognize right-of-use
assets or lease liabilities for those leases. We also elected the practical expedient to not separate lease and non-lease
components for all asset classes.

The components of lease expense consisted of the following as of December 31, 2022:

	December 31, 2022
In thousands	Third Party	Related Party	Total
Finance lease costs:
Amortization of right-of-use assets	$3,083	$—	$3,083
Interest on lease liabilities	312	—	312
Operating lease costs	3,209	392	3,601
Short-term lease costs	108	356	464
Variable lease costs	354	—	354
Sublease income	(643)	—	(643)

Total lease costs	$6,423	$748	$7,171

Lease-related assets and liabilities recorded on the consolidated balance sheet are as follows:

	December 31, 2022
In thousands	Third Party	Related Party	Total
Assets
Finance lease right-of-use assets (included in property, plant and equipment, net)	$5,916	$—	$5,916
Operating lease right-of-use assets	5,819	1,394	7,213

Total leased assets	$11,735	$1,394	$13,129

Liabilities
Lease liabilities, current:
Finance lease liabilities	$3,023	$—	$3,023
Operating lease liabilities	2,130	322	2,452

Lease liabilities, current	5,153	322	5,475

Lease liabilities, noncurrent:
Finance lease liabilities	2,976	—	2,976
Operating lease liabilities	4,672	1,093	5,765

Lease liabilities, noncurrent	7,648	1,093	8,741

Total leased liabilities	$12,801	$1,415	$14,216

Accumulated amortization related to the finance lease assets was $3.1 million as of December 31, 2022.
The following table summarizes our lease term and discount rate assumptions as of December 31, 2022:

	December 31, 2022
	Third Party	Related Party	Total
Weighted-average remaining lease term (years):
Finance leases	2.09	N/A	1.76
Operating leases	3.64	3.92	3.68
Weighted-average discount rate:
Finance leases	5.9%	N/A	5.6%
Operating leases	6.7%	5.3%	6.5%

Undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year, as of December 31, 2022, have been reconciled to the total operating and finance lease liabilities recognized on the consolidated balance sheets as of December 31, 2022 as follows:

	December 31, 2022
	Finance Leases			Operating Leases
In thousands	Third Party	Related Party	Total	Third Party	Related Party	Total
2023	$3,269	$—	$3,269	$2,990	$386	$3,376
2024	2,373	—	2,373	2,385	421	2,806
2025	713	—	713	1,951	427	2,378
2026	—	—	—	1,029	323	1,352
2027	—	—	—	457	—	457
Thereafter	—	—	—	382	—	382

Total lease payments	6,355	—	6,355	9,194	1,557	10,751
Less: Interest	356	—	356	1,094	142	1,236

Present value of lease liabilities	5,999	—	5,999	8,100	1,415	9,515

Lease liabilities included in Liabilities Held for Sale (see Note 4)	—	—	—	(1,298)	—	(1,298)

Total lease liabilities	$5,999	$—	$5,999	$6,802	$1,415	$8,217

Prior to the adoption of
ASC
2016-02,
Leases
, the following was disclosed in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2021. Our contractual operating lease commitments and buyout obligations were as follows:
Capital lease transactions
As of December 31, 2021, capital lease asset and liabilities are as follows:

In thousands	December 31, 2021
Assets
Leased property under capital leases, less accumulated amortization	$5,013

Liabilities
Current: obligations under capital leases	$2,404
Noncurrent: obligations under capital leases	2,644

$5,049

As of December 31, 2021, future minimum lease payments
under non-cancelable capital
leases are as follows:

In thousands	December 31, 2021
2022	$2,623
2023	1,749
2024	962

Less: Interest	(286)

$5,049

Total rent expense under related party and third-party agreements was approximately $4.3 million for the year ended December 31, 2021.
Total sublease income under third-party agreements was approximately $0.3 million for the year ended December 31, 2021.
During the year ended December 31, 2021, we recorded a lease abandonment accrual totaling $0.9 million related to five offices where we vacated the spaces during the period.